OTHER EXPENSE, NET (Tables)	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Other Expense, Net

	Years Ended December 31,
	2013	2012	2011
Community development	$84	$95	$67
Restructuring and other	67	58	—
Regional administration	59	88	78
Transaction/Acquisition costs	27	12	22
Western Australia power plant	19	13	15
World Gold Council dues	5	11	7
Hope Bay care and maintenance	—	144	17
Indonesian value added tax settlement	—	—	21
Other	39	28	38

	$300	$449	$265